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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2002
                 Check here if Amendment (X); Amendment Number: 1
                        This Amendment (check only one):
                              ( ) is a restatement.
                         (X) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                             Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

     /s/ Sherry Van Zee                   Minneapolis, MN           7-3-02
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                          (X)  13F Holdings Report
                          (   )  13F Notice
                          (   )  13F Combination Report
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                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     2
         Form 13F Information Table Value Total:    $18,430 (in thousands)
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Okabena Investment Services, Inc.
FORM 13F - AMENDMENT #1
31-Mar-02

                                                                                                  Voting Authority
                                                                                                 ------------------
                        Title                      Value        Shares/    Sh/  Put/   Invstmt   Other
Name of Issuer          of class    CUSIP         (x$1000)     Prn Amt     Prn  Call   Dscretn   Managers      Sole    Shared   None
----------------------  ----------  ---------     --------     --------    ---  ----   -------   ---------   -------   ------   ----
Grupo TMM SA DE CV
  Sponsored ADR
  Ser A Shs               ADR      40051D105         4182       381900      SH           Sole                  381900
Grupo TMM SA DE CV
  Sponsored ADR
  Ser L Shs               ADR      40051D204        14248      1272141      SH           Sole                 1272141

REPORT SUMMARY                  2 DATA RECORDS      18430                    0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED